Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	¥ 3,820,823	$ 523,451	¥ 3,826,147
Disposal of subsidiaries or business		0	(5,324)
Ending Balance	¥ 3,820,823	$ 523,451	¥ 3,820,823